Shareholder Report, Holdings (Details)	Jan. 31, 2025
Rockefeller Opportunistic Municipal Bond ETF [Member] | California Public Finance Authority, Call 06/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rockefeller Opportunistic Municipal Bond ETF [Member] | State of Ohio, Call 03/20/25, Put 03/30/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Buckeye Tobacco Settlement Financing Authority, Call 06/01/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Tender Option Bond Trust, Call 11/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Development Authority of Burke County, Call 03/19/25, Put 03/23/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Hempstead Town Local Development Corp., Call 04/19/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Silicon Valley Tobacco Securitization Authority, Call 04/19/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rockefeller Opportunistic Municipal Bond ETF [Member] | New York Transportation Development Corp., Call 06/30/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Chicago O'Hare International Airport, Call 01/01/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Michigan Strategic Fund, Call 04/19/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rockefeller California Municipal Bond ETF [Member] | California Public Finance Authority, Call 06/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller California Municipal Bond ETF [Member] | Silicon Valley Tobacco Securitization Authority, Call 04/19/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller California Municipal Bond ETF [Member] | San Diego County Regional Airport Authority, Call 07/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Rockefeller California Municipal Bond ETF [Member] | Los Angeles California Department of Airports, Call 05/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller California Municipal Bond ETF [Member] | California School Facilities Financing Authority, AGM [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller California Municipal Bond ETF [Member] | Valley Center Municipal Water District, STR, Call 09/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller California Municipal Bond ETF [Member] | San Francisco City & County Airport, Call 05/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller California Municipal Bond ETF [Member] | San Francisco City & County Airport Commission, Call 05/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller California Municipal Bond ETF [Member] | Romoland California School District, STR, Call 09/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Rockefeller California Municipal Bond ETF [Member] | California Health Facilities Financing Authority, Call 04/19/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller New York Municipal Bond ETF [Member] | New York City Municipal Water Finance Authority, Call 12/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Rockefeller New York Municipal Bond ETF [Member] | New York City Transitional Finance Authority, Call 11/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Rockefeller New York Municipal Bond ETF [Member] | MTA Hudson Rail Yards Trust Obligations, Call 04/09/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Rockefeller New York Municipal Bond ETF [Member] | Triborough Bridge & Tunnel Authority, Call 06/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Rockefeller New York Municipal Bond ETF [Member] | New York City Municipal Water Finance Authority, Call 12/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Rockefeller New York Municipal Bond ETF [Member] | Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Rockefeller New York Municipal Bond ETF [Member] | New York City Housing Development Corp., Call 11/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Rockefeller New York Municipal Bond ETF [Member] | New York State Housing Finance Agency, SONYMA HUD SEC 8, Call 05/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller New York Municipal Bond ETF [Member] | Clinton County Capital Resource Corp., Call 07/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller New York Municipal Bond ETF [Member] | New York Transportation Development Corp., Call 12/01/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Stride, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | RadNet, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Merit Medical Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Reinsurance Group of America, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Curtiss-Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | FirstCash Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Ollie's Bargain Outlet Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Q2 Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | AZEK Co., Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Rockefeller Global Equity ETF [Member] | Reinsurance Group of America, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller Global Equity ETF [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Rockefeller Global Equity ETF [Member] | Meta Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Rockefeller Global Equity ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rockefeller Global Equity ETF [Member] | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller Global Equity ETF [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rockefeller Global Equity ETF [Member] | GE Vernova, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rockefeller Global Equity ETF [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rockefeller Global Equity ETF [Member] | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rockefeller Global Equity ETF [Member] | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rockefeller Global Equity ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Rockefeller Global Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Rockefeller Global Equity ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Rockefeller Global Equity ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Rockefeller Global Equity ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Rockefeller Global Equity ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Rockefeller Global Equity ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller Global Equity ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Rockefeller Global Equity ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Rockefeller Global Equity ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Rockefeller Global Equity ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%